OPERATING SEGMENTS	12 Months Ended
Aug. 31, 2022
Disclosure of operating segments [abstract]
OPERATING SEGMENTS	OPERATING SEGMENTSAn operating segment is a component of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the Company's chief operating decision maker, to make decisions about resources to be allocated to the segment and assess its performance, and that engages in business activities from which it may earn revenue and incur expenses. The Company only has one operating segment.